FINANCIAL INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INVESTMENTS
Summary of financial investments

	2024	2023

Financial assets measured at fair value through profit or loss	2,207,315	2,298,590
- Investment funds (*)	2,207,315	2,298,590
Financial assets carried at amortized cost	177,428	188,685
- Eurobonds (**)	177,428	188,685

	2,384,743	2,487,275

(*)Financial assets measured at fair value through profit or loss consists of mainly foreign currency based mutual funds which include government and private sector debt instruments (2023: Financial assets measured at fair value through profit or loss consists of investment funds which include government and private sector debt instruments).

(**)Financial assets carried at amortized cost consists of eurobonds and the weighted average interest rate of debt instruments denominated in USD at 31 December 2024 are 5.125%. (2023: denominated in USD, 6.24%). There is a restriction on the financial asset until 5 December 2025 due to the letter of credit given by the financial institution.

Summary of movements of financial assets

The movements of financial assets measured at fair value through profit or loss are as follows:

	2024	2023
Beginning of the period - 1 January	2,298,590	41,767
Purchase of financial investments	6,276,918	7,136,133
Change in fair value recognized in the statement of comprehensive income/(loss) (Note 18)	127,621	342,921
Foreign exchange gains	439,331	199,326
Sales of financial investments	(5,965,924)	(4,948,695)
Monetary loss	(969,221)	(472,862)
31 December	2,207,315	2,298,590

NOTE 4 - FINANCIAL INVESTMENTS (Continued)

The movements of financial assets carried at amortized cost are as follows:

	2024	2023
Beginning of the period - 1 January	188,685	—
Purchase of financial investments	201,207	186,976
Foreign exchange gains	26,095	—
Interest accrual	1,676	1,709
Sales of financial investments	(181,513)	—
Monetary loss	(58,722)	—
31 December	177,428	188,685